Goodwill and Intangible Assets - Future Amortization Expense (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal year 2025	$ 37,326
Fiscal year 2026	46,764	$ 49,753
Fiscal year 2027	45,314	46,744
Fiscal year 2028	40,144	45,294
Fiscal year 2029	33,660	40,124
Thereafter	208,953
Total	$ 412,161	$ 424,340	$ 479,342